Retirement Plans - Pension Plan Asset Allocation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Information about Plan Assets [Abstract]
Target Allocations	100.00%
Percentage of Plan Assets	100.00%	100.00%
Common Stock [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage of Plan Assets	9.00%	6.00%
Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Target Allocations	60.00%
Percentage of Plan Assets	67.00%	62.00%
Equity Securities [Member] | Common Stock [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
CTS common stock included in pension plan assets, Amount	$ 29.0	$ 15.8
Debt Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Target Allocations	25.00%
Percentage of Plan Assets	20.00%	24.00%
Other [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Target Allocations	15.00%
Percentage of Plan Assets	13.00%	14.00%